RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2025
EBP 1998
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
At June 30, 2025 and 2024, the Plan held 5,811 and 11,154 shares, respectively, of common stock of the Company, the sponsoring employer, with a cost basis of €767,798 and €1,415,637 respectively. Contributions from participating Procter & Gamble companies of €87,617, €85,839 and €76,124 were recorded for the years ended June 30, 2025, 2024 and 2023 respectively.

During the years ended June 30, 2025, 2024 and 2023, the Plan recorded dividend income from The Procter & Gamble Company common stock of €25,063, €44,036 and €61,851 respectively.

Administrative expenses of €233, €179 and €210 were recorded for the years ended June 30, 2025, 2024 and 2023 respectively. These expenses were reimbursed by the participating Procter & Gamble companies.

Audit fees of £31,200, £30,160 and £29,000 were incurred for the years ended June 30, 2025, 2024 and 2023 respectively. These fees were paid by the participating Procter & Gamble companies (Note 7) on behalf of the Plan.